UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-06260)

Quaker Investment Trust
(Exact name of registrant as specified in charter)

2500 Weston Road, Suite 101
Weston, FL 33331
(Address of principal executive offices) (Zip code)

Alyssa Greenspan
Quaker Investment Trust
2500 Weston Road, Suite 101
Weston, FL 33331
 (Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2019

Item 1. Schedules of Investments.

Schedule of Investments

Quaker Impact Growth Fund
September 30, 2019 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 97.9%
Common Stocks — 92.6%
Communications — 18.0%
Internet — 14.4%
Alphabet Inc. Cl A (a)	1,262	$1,541,079
Alphabet Inc. Cl C (a)	1,328	1,618,832
Amazon.com Inc. (a)	1,727	2,997,916
Booking Holdings Inc. (a)	188	368,971
Facebook Inc. Cl A (a)	12,611	2,245,767
		8,772,565
Media — 1.5%
Comcast Corp.	16,000	721,280
Sirius XM Holdings Inc.	30,000	187,650
		908,930
Telecommunications — 2.1%
AT&T Inc.	25,000	946,000
Verizon Communications Inc.	6,000	362,160
		1,308,160
Total Communications (Cost $9,387,773)		10,989,655

Consumer, Cyclical — 10.1%
Apparel — 0.8%
adidas AG -SP-ADR f	3,332	518,792
Auto Parts & Equipment — 0.3%
Spartan Motors Inc.	11,429	156,806
Distribution & Wholesale — 1.2%
LKQ Corp. (a)	23,500	739,075
Entertainment — 6.0%
AMC Entertainment Holdings Inc.	75,618	809,113
IMAX Corp. (a) f	43,167	947,516
Six Flags Entertainment Corp.	26,000	1,320,540
Vail Resorts Inc.	2,512	571,631
		3,648,800
Retail — 1.8%
The Home Depot Inc.	1,435	332,949
Starbucks Corp.	8,844	781,986
		1,114,935
Total Consumer, Cyclical (Cost $6,048,900)		6,178,408

Consumer, Non-cyclical — 14.1%
Biotechnology — 2.6%
Amgen Inc.	3,285	635,680
Celgene Corp. (a)	3,500	347,550
MYOS RENS Technology Inc. (a)	142,452	206,555
Regeneron Pharmaceuticals Inc. (a)	1,445	400,843
		1,590,628
Commercial Services — 1.8%
ASGN Inc. (a)	9,736	612,005
PayPal Holdings Inc. (a)	4,998	517,743
		1,129,748
Healthcare-Products — 6.5%
Becton Dickinson and Co.	1,437	363,504
The Cooper Cos. Inc.	1,479	439,263
Edwards Lifesciences Corp. (a)	2,540	558,571
Intuitive Surgical Inc. (a)	854	461,100
LivaNova PLC (a) f	6,103	450,340
Medtronic PLC f	6,222	675,834
Stryker Corp.	1,956	423,083
Thermo Fisher Scientific Inc.	2,181	635,260
		4,006,955
Healthcare-Services — 1.5%
HCA Healthcare Inc.	4,927	593,309
Laboratory Corp of America Holdings (a)	1,814	304,752
		898,061
Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	7,658	388,337
Green Growth Brands Inc. (a) f	40,000	39,552
Merck & Co Inc.	7,030	591,785
		1,019,674
Total Consumer, Non-cyclical (Cost $7,892,100)		8,645,066

Energy — 9.1%
Auto Parts & Equipment — 0.9%
Westport Fuel Systems Inc. (a) f	200,000	544,000
Energy-Alternate Sources — 4.2%
Enviva Partners LP	19,993	638,776
NextEra Energy Partners LP	12,447	657,699
Pattern Energy Group Inc.	47,500	1,279,175
		2,575,650
Pipelines — 4.0%
Crestwood Equity Partners LP	32,600	1,190,226
Enterprise Products Partners LP	44,500	1,271,810
		2,462,036
Total Energy (Cost $4,766,309)		5,581,686

Financial — 20.2%
Banks — 5.3%
Bank of America Corp.	28,000	816,760
JPMorgan Chase & Co.	17,622	2,073,933
M&T Bank Corp.	2,072	327,314
		3,218,007
Diversified Financial Services — 7.8%
Aircastle Ltd. f	28,538	640,107
Ameriprise Financial Inc.	3,319	488,225
BlackRock Inc.	1,445	643,950
Mastercard Inc. Cl A	3,910	1,061,839
Raymond James Financial Inc.	7,885	650,197
Visa Inc. Cl A	7,600	1,307,276
		4,791,594
Insurance — 6.6%
Berkshire Hathaway Inc. Cl B (a)	13,853	2,881,701
Cigna Corp.	3,877	588,490
The Progressive Corp. (a)	6,000	463,500
Tiptree Inc.	11,000	80,080
		4,013,771
Private Equity — 0.5%
The Carlyle Group LP	13,312	340,255
Total Financial (Cost $10,315,868)		12,363,627

Industrial — 3.8%
Electronics — 1.7%
PerkinElmer Inc.	5,115	435,645
Tech Data Corp. (a)	6,000	625,440
		1,061,085
Hand & Machine Tools — 0.5%
Snap-on Inc.	2,040	319,342
Machinery-Diversified — 1.0%
Wabtec Corp.	8,800	632,368
Miscellaneous Manufacturing — 0.6%
Parker-Hannifin Corp.	1,855	335,031
Total Industrial (Cost $2,141,285)		2,347,826

Technology — 15.4%
Computers — 6.2%
Apple Inc.	13,500	3,023,595
Dell Technologies Inc. (a)	15,000	777,900
		3,801,495
Semiconductors — 0.7%
NVIDIA Corp.	2,485	432,564
Software — 8.5%
Adobe Systems Inc. (a)	2,087	576,534
ImageWare Systems Inc. (a)	125,000	59,000
Microsoft Corp.	32,671	4,542,249
		5,177,783
Total Technology (Cost $6,944,824)		9,411,842

Utilities — 1.9%
Electric — 1.9%
Brookfield Renewable Partners LP f	10,276	417,411
NextEra Energy Inc.	3,041	708,523
		1,125,934
Total Utilities (Cost $810,893)		1,125,934
Total Common Stocks
(Cost $48,307,952)		56,644,044

Real Estate Investment Trusts — 5.2%
American Tower Corp.	1,608	355,577
Equinix Inc.	990	571,032
Independence Realty Trust Inc.	70,000	1,001,700
MFA Financial Inc.	126,066	927,846
Starwood Property Trust Inc.	14,129	342,204
		3,198,359
Total Real Estate Investment Trusts
(Cost $2,620,105)		3,198,359

Escrow Shares — 0.1%
Consumer, Cyclical — 0.1%
Airlines — 0.1%
AMR Corp. (a)*^	218,835	52,520
Total Escrow Shares
(Cost $24,536)		52,520

	Par Value
Escrow Notes — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
CB Trailer Bridge Inc. (Toys R Us) (a)+*^	$66,000	0
Total Escrow Notes
(Cost $65,792)		0
Total Long-Term Investments
(Cost $51,018,385)		59,894,923

	Number of Shares
Short-Term Investments — 2.2%
Money Market Fund — 2.2%
First American Government Obligations Fund, Cl X, 1.874% (b)	1,330,090	1,330,090
Total Short-Term Investments
(Cost $1,330,090)		1,330,090
Total Investments
(Cost $52,348,475) — 100.1%		61,225,013
Liabilities in Excess of Other Assets, Net (0.1)%		(71,804)
Total Net Assets — 100.0%		$61,153,209

SP-ADR	Sponsored American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized 7 day yield as of September 30, 2019.
f	Foreign issued security.
+	Default Security.
*	Indicates an illiquid security. Total market value for illiquid securities is $52,520, representing 0.1% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $52,520, representing 0.1% of net assets and level 3 securities.

Schedule of Investments

Quaker Small/Mid-Cap Impact Value Fund
September 30, 2019 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 89.5%
Common Stocks — 71.0%
Consumer, Cyclical — 23.7%
Apparel — 0.7%
Capri Holdings Ltd. (a) f	5,000	$165,800
Auto Manufacturers — 0.4%
CNH Industrial NV f	10,000	101,500
Auto Parts & Equipment — 1.0%
Spartan Motors Inc.	18,000	246,960
Entertainment — 12.9%
AMC Entertainment Holdings Inc.	100,000	1,070,000
Cinemark Holdings Inc.	10,000	386,400
IMAX Corp. (a) f	27,000	592,650
Six Flags Entertainment Corp.	21,000	1,066,590
		3,115,640
Home Builders — 6.9%
DR Horton Inc.	6,000	316,260
Lennar Corp.	9,000	502,650
Skyline Champion Corp. (a)	28,000	842,520
		1,661,430
Retail — 1.8%
Papa John's International Inc.	8,500	444,975
Total Consumer, Cyclical (Cost $5,673,401)		5,736,305

Consumer, Non-cyclical — 5.5%
Agriculture — 1.1%
Village Farms International Inc. (a) f	30,000	271,500
Commercial Services — 2.6%
ASGN Inc. (a)	10,000	628,600
Healthcare-Products — 1.8%
LivaNova PLC (a) f	6,000	442,740
Healthcare-Services — 0.0%
Nobilis Health Corp. (a) f*^	38,393	0
Total Consumer, Non-cyclical (Cost $1,507,753)		1,342,840

Energy — 12.3%
Auto Parts & Equipment — 1.5%
Westport Fuel Systems Inc. (a) f	130,000	353,600
Energy-Alternate Sources — 5.3%
Enviva Partners LP	25,501	814,757
Pattern Energy Group Inc.	18,000	484,740
		1,299,497
Pipelines — 5.5%
Crestwood Equity Partners LP	18,500	675,435
Enterprise Products Partners LP	23,000	657,340
		1,332,775
Total Energy (Cost $2,549,007)		2,985,872

Financial — 24.4%
Banks — 4.8%
Financial Institutions Inc.	5,055	152,560
Synovus Financial Corp.	22,500	804,600
TriCo Bancshares	6,000	217,800
		1,174,960
Diversified Financial Services — 9.5%
Aircastle Ltd. f	42,000	942,060
Ameriprise Financial Inc.	1,000	147,100
Lazard Ltd. f	13,000	455,000
Raymond James Financial Inc.	9,200	758,632
		2,302,792
Insurance — 6.4%
Ambac Financial Group Inc. (a)	8,500	166,175
Globe Life Inc.	4,926	471,714
Reinsurance Group of America Inc. Cl A	2,500	399,700
Tiptree Inc.	70,000	509,600
		1,547,189
Savings & Loans — 3.7%
Pacific Premier Bancorp Inc.	15,000	467,850
TFS Financial Corp.	24,000	432,480
		900,330
Total Financial (Cost $5,511,409)		5,925,271

Industrial — 3.1%
Electronics — 1.6%
Tech Data Corp. (a)	3,750	390,900
Machinery-Diversified — 1.5%
Wabtec Corp.	5,000	359,300
Total Industrial (Cost $674,861)		750,200

Technology — 2.0%
Computers — 1.9%
Dell Technologies Inc. (a)	9,000	466,740
Software — 0.1%
ImageWare Systems Inc. (a)	30,000	14,160
Total Technology (Cost $514,423)		480,900
Total Common Stocks
(Cost $16,430,854)		17,221,388

Preferred Stock — 0.8%
Energy — 0.8%
Pipelines — 0.8%
Crestwood Equity Partners LP, 9.25%	21,000	193,935
Total Preferred Stock
(Cost $192,711)		193,935

Business Development Company — 1.7%
FS KKR Capital Corp.	70,000	408,100
Total Business Development Company
(Cost $421,641)		408,100

Real Estate Investment Trusts — 16.0%
AG Mortgage Investment Trust Inc.	13,500	204,525
Blackstone Mortgage Trust Inc.	7,000	250,950
CorePoint Lodging Inc.	75,000	758,250
Independence Realty Trust Inc.	60,000	858,600
Invesco Mortgage Capital Inc.	35,000	535,850
MFA Financial Inc.	38,000	279,680
Starwood Property Trust Inc.	41,588	1,007,261
		3,895,116
Total Real Estate Investment Trusts
(Cost $3,484,530)		3,895,116
Total Long-Term Investments
(Cost $20,529,736)		21,718,539

Short-Term Investments — 10.3%
Money Market Fund — 10.3%
First American Government Obligations Fund, Cl X, 1.874% (b)	2,495,151	2,495,151
Total Short-Term Investments
(Cost $2,495,151)		2,495,151
Total Investments
(Cost $23,024,887) — 99.8%		24,213,690
Other Assets in Excess of Liabilities, Net 0.2%		54,246
Total Net Assets — 100.0%		$24,267,936

(a)	Non-income producing security.
(b)	The rate quoted is the annualized 7 day yield as of September 30, 2019.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $0, representing 0.0% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $0, representing 0.0% of net assets and level 3 securities.

Summary of Fair Value Exposure at September 30, 2019

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 - Quoted prices in active markets for identical securities.

• Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, yield curves, etc.) municipal securities, long-term U.S. Government obligations and corporate debt securities, if any, are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to,  OTC options and international equity securities, if any, are valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 - Prices determined using significant unobservable inputs (including the Fund's own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

QUAKER IMPACT GROWTH FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$56,644,044	$-	$-	$56,644,044
Real Estate Investment Trusts	3,198,359	-	-	3,198,359
Escrow Shares (1)	-	-	52,520	52,520
Escrow Notes (1)	-	-	0	0
Money Market Fund	1,330,090	-	-	1,330,090
Total Investments in Securities	$61,172,493	$-	$52,520	$61,225,013
QUAKER SMALL/MID-CAP IMPACT VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks (2)	$17,221,388	$-	$0	$17,221,388
Preferred Stock	193,935	-	-	193,935
Business Development Company	408,100	-	-	408,100
Real Estate Investment Trusts	3,895,116	-	-	3,895,116
Money Market Fund	2,495,151	-	-	2,495,151
Total Investments in Securities	$24,213,690	$-	$0	$24,213,690

(1)	See the Quaker Impact Growth Fund's Schedule of Investments for industry classifications of the two Escrow securities noted as Level 3.
(2)	See the Quaker Small/Mid-Cap Impact Value Fund's Schedule of Investments for industry classification of the security in the Consumer, Non-cyclical sector noted as Level 3.

Level 3 Reconciliation
The following is a reconciliation of the Funds Level 3 investments for which significant unobservable inputs were used in determining value:

QUAKER IMPACT GROWTH FUND

				Realized	Net Unrealized appreciation	Amortized discounts/	Transfers in	Balance as of
	Balance as of
	June 30, 2019	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	September 30, 2019
Escrow Shares	$67,839	$-	$-	$-	$(15,319)	$-	$-	$52,520
Escrow Notes	$0	$-	$-	$-	$-	$-	$-	$0
Total	$67,839	$-	$-	$-	$(15,319)	$-	$-	$52,520
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2019								$(15,319)

QUAKER SMALL/MID-CAP IMPACT VALUE FUND

				Realized	Net Unrealized appreciation	Amortized discounts/	Transfers in	Balance as of
	Balance as of
	June 30, 2019	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	September 30, 2019
Common Stocks	$-	$-	$-	$-	$-	$-	$0	$0
Total	$-	$-	$-	$-	$-	$-	$-	$-
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2019								$-

The following presents information about significant unobservable inputs related to Level 3 investments at September 30, 2019:

QUAKER IMPACT GROWTH FUND

	Fair Value at	Valuation	Unobservable	Input
	September 30, 2019	Technique	Input	Values
Escrow Shares
Airlines	$52,520	Market approach	Estimated obligations to other parties	60mm*

Escrow Notes
Retail	$0	Profitability expected return method	Uncertainty of any additional future payout	$0.00**

QUAKER SMALL/MID-CAP IMPACT VALUE FUND

	Fair Value at	Valuation	Unobservable	Input
	September 30, 2019	Technique	Input	Values
Common Stocks
Healthcare-Services	$0	Profitability expected return method	Uncertainty of any additional future payout	$0.00**

* An increase in the unobservable input would decrease the valuation and a decrease in the unobservable input would increase the valuation.
** An increase in the unobservable input would increase the valuation and a decrease in the unobservable input would decrease the valuation.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c))  are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a -15(b) and 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) (17 CFR 270.30a – 3(d)) that occurred during the Registrant's first fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)          /s/Alyssa Greenspan
Alyssa Greenspan,
President/Principal Executive Officer

Date    November 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/Alyssa Greenspan
Alyssa Greenspan,
President/Principal Executive Officer

Date    November 19, 2019

By (Signature and Title)      /s/David Downes
David Downes,
Treasurer/Principal Financial Officer

Date    November 19, 2019